RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025 (Tables)	9 Months Ended
Sep. 30, 2025
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Schedule assets and liabilities recognized on acquisition

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current currency at the	(In current currency as
	acquisition date)	of September 30, 2025)
Cash and cash equivalents	149,678	174,418
Investment	88,434	103,051
Trade receivables	335,696	391,183
Other receivables	69,289	80,742
Inventories	61,851	72,074
Assets classified as held for sale	2,366	2,757
Deferred income tax assets	313,988	365,887
PP&E	797,587	929,420
Intangible assets	311,686	363,205
Right of use assets	137,014	159,661
Investment properties	52,764	61,485
Trade payables	(430,015)	(501,096)
Salaries and social security payables	(139,583)	(162,655)
Other taxes payables	(193,325)	(225,280)
Leases liabilities	(106,991)	(124,676)
Other liabilities	(45,920)	(53,509)
Provisions	(217,291)	(253,208)
Net identifiable assets acquired	1,187,228	1,383,459